Financial assets at amortized cost (Details) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	$ 682,612	$ 566,780
Negotiable Instruments [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	$ 23,530	$ 13,417